Investment in Debt Securities and Other Long-term Investments	12 Months Ended
Dec. 31, 2017
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Investment in Debt Securities and Other Long-term Investments
12.	Investment in Debt Securities and Other Long-term Investments

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
GT Capital Bond	150	150
Security Bank Corporation, or Security Bank, Time Deposits	100	348
PSALM Bonds	—	202
	250	700
Less current portion (Note 28)	100	326
Noncurrent portion (Note 28)	150	374

GT Capital Bond

In February 2013, Smart purchased at par a seven-year GT Capital Bond with face value of Php150 million maturing on February 27, 2020.  The bond had a gross coupon rate of 4.84% payable on a quarterly basis, and was recognized as held-to-maturity investment.  Interest income, net of withholding tax, recognized on this investment amounted to Php5.8 million each for the years ended December 31, 2017, 2016 and 2015.  The carrying value of this investment amounted to Php150 million each as at December 31, 2017 and 2016.

Security Bank Time Deposits

In October 2012, PLDT and Smart invested US$2.5 million each in a five-year time deposit with Security Bank at a gross coupon rate of 4.00%, which matured on October 11, 2017.  These long-term fixed rate time deposits paid interest on a monthly basis or an estimate of 30 days.  Interest income, net of withholding tax, recognized on this investment amounted to US$146 thousand, or Php7 million, US$188 thousand, or Php8.9 million, and US$187 thousand, or Php8.6 million, for the years ended December 31, 2017, 2016 and 2015, respectively.  The carrying value of this investment amounted to nil and Php248 million as at December 31, 2017 and 2016, respectively.

In May 2013, PLDT invested US$2.0 million in a five-year time deposit with Security Bank maturing on May 31, 2018 at a gross coupon rate of 3.5%.  These long-term fixed rate time deposits pay interest on a monthly basis or an estimate of 30 days.  The deposits may be terminated prior to maturity at the applicable pretermination rates.  Interest income, net of withholding tax, recognized on this investment amounted to US$66 thousand, or Php3.3 million, US$66 thousand, or Php3.1 million, and US$66 thousand, or Php3 million, for the years ended December 31, 2017, 2016 and 2015, respectively.  The carrying value of this investment amounted to Php100 million each as at December 31, 2017 and 2016.

PSALM Bonds

In April 2013, Smart purchased, at a premium, PSALM Bonds with face value of Php200 million with yield-to-maturity at 4.25% gross, which matured on April 22, 2017.  The bond has a gross coupon rate of 7.75% payable on a quarterly basis, and was recognized as held-to-maturity investment.  Premium was amortized using the EIR method.  Interest income, net of withholding tax, recognized on this investment amounted to Php2.3 million, Php7.3 million and Php7.2 million for the years ended December 31, 2017, 2016 and 2015, respectively.  The carrying value of this investment amounted to nil and Php202 million as at December 31, 2017 and 2016, respectively.

National Power Corporation, or NAPOCOR, Bond

In March 2014, Smart purchased, at a premium, a NAPOCOR Bond with face value of Php50 million with yield-to-maturity at 4.22% gross, which matured on December 19, 2016.  The bond had a gross coupon rate of 7.34% payable on a semi-annual basis, and was recognized as held-to-maturity investment.  This investment was a tax-exempt bond.  Premium was amortized using the EIR method.  Interest income recognized on this investment amounted to nil for the year ended December 31, 2017 and Php1.8 million for each of the years ended December 31, 2016 and 2015.